Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES:
Stock based compensation	11,667,361	9,877
Selling, general, and administrative expenses	4,014,859	2,620,792
Research and development	1,160,771	944,330
Depreciation and amortization	38,972	36,231
Total operating expenses	16,881,963	3,611,230
Loss from operations	(16,881,963)	(3,611,230)
OTHER INCOME (EXPENSES):
Interest expense	(118,780)	(741,916)
Interest income	3,692	1,211
Loss on abandonment of patents		(9,340)
Gain on sale of assets	2,426	110
Total other income (expenses)	(112,662)	(749,935)
Loss before provision for income taxes	(16,994,625)	(4,361,165)
PROVISION FOR INCOME TAXES
NET LOSS	$ (16,994,625)	$ (4,361,165)
NET LOSS PER SHARE
Basic	$ (0.28)	$ (0.13)
Diluted	$ (0.28)	$ (0.13)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	60,225,524	33,229,093
Diluted	60,225,524	33,229,093